Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts under Swaps Contracts
The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below (thousands of dekatherms):

	December 31, 2018	December 31, 2017
Contract notional amounts	13,387	10,929

Amount of Gain or Losses Recognized in Income on Derivatives
The following table sets forth the gains and (losses) recognized on Southwest’s Swaps (derivatives) for the years ended December 31, 2018, 2017, and 2016 and their location in the Consolidated Statements of Income:

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2018		2017		2016
Swaps	Net cost of gas sold	$(2,113)		$(11,572)		$5,006
Swaps	Net cost of gas sold	2,113	*	11,572	*	(5,006)	*
Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

Fair Values of Swaps in Consolidated Balance Sheets
The following table sets forth the fair values of the Swaps and their location in the Consolidated Balance Sheets of Southwest and the Company (thousands of dollars).
Fair values of derivatives not designated as hedging instruments:

December 31, 2018
Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Prepaid and other current assets	$243	$(99)	$144
Swaps	Other current liabilities	1,595	(3,347)	(1,752)
Swaps	Other deferred credits	141	(251)	(110)
Total		$1,979	$(3,697)	$(1,718)

December 31, 2017
Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$11	$(4,468)	$(4,457)
Swaps	Prepaid and other current assets	19	(1,342)	(1,323)
Total		$30	$(5,810)	$(5,780)

Paid to and Received from Counterparties for Settlements of Matured Swaps
The following table presents the amounts paid to and received from counterparties for settlements of matured Swaps.

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
(Thousands of dollars)
Paid to counterparties	$6,781	$3,100	$5,583
Received from counterparties	$606	$1,685	$726

Regulatory Assets/Liabilities Offsetting Derivatives at Fair Value in Condensed Consolidated Balance Sheets
The following table details the regulatory assets/(liabilities) offsetting the derivatives at fair value in the Consolidated Balance Sheets (thousands of dollars).

December 31, 2018 Instrument	Balance Sheet Location	Net Total
Swaps	Other current liabilities	$(144)
Swaps	Prepaid and other current assets	1,752
Swaps	Deferred charges and other assets	110

December 31, 2017 Instrument	Balance Sheet Location	Net Total
Swaps	Prepaid and other current assets	$4,457
Swaps	Deferred charges and other assets	1,323

Summary of Financial Assets and Liabilities at Fair Value
The following table sets forth, by level within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, financial assets and liabilities that were accounted for at fair value:
Level 2 – Significant other observable inputs

	December 31, 2018	December 31, 2017
(Thousands of dollars)
Assets at fair value:
Prepaid and other current assets – Swaps	$144	$—
Deferred charges and other assets – Swaps	—	—
Liabilities at fair value:
Other current liabilities – Swaps	(1,752)	(4,457)
Other deferred credits – Swaps	(110)	(1,323)
Net Assets (Liabilities)	$(1,718)	$(5,780)